Munder S&P® MidCap Index Equity Fund

Munder S&P® SmallCap Index Equity Fund

Class K & Y Shares

Supplement Dated September 7, 2007

to Prospectus Dated October 31, 2006

Investors are advised that Lei (“Michael”) Liao is no longer a member of the portfolio management teams responsible for managing the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund. All references to Mr. Liao contained in the Prospectus are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE